Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Property and Equipment, net (Tables) [Line Items]
Schedule of property and equipment net
	September 30, 2021	December 31, 2020
Office equipment and furniture	$1,678,072	$1,044,555
Buildings	498,784	200,000
Land	37,800	37,800
Transportation equipment	11,765,294	10,418,045
Medical equipment	3,476,304	2,681,510
Leasehold improvements	616,446	593,300
	18,072,700	14,975,210
Less: accumulated depreciation	(7,602,103)	(5,869,613)
Property and equipment, net	$10,470,597	$9,105,597

	December 31, 2020	December 31, 2019
Office equipment and furniture	$1,044,555	$815,470
Buildings	200,000	—
Land	37,800	—
Vehicles	10,418,045	7,451,479
Medical equipment	2,681,510	1,670,874
Leasehold improvements	593,300	579,200
	14,975,210	10,517,023
Less: accumulated depreciation	(5,869,613)	(4,138,317)
Property and equipment, net	$9,105,597	$6,378,706